Other assets and receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other assets and receivables
28 Other assets and receivables

	Note	2019	2018
Real estate held for own use and equipment	28.1	489	498
Receivables	28.2	6,655	6,019
Accrued income	28.3	1,442	1,436
Right-of-use assets	28.4	255	-
At December 31		8,841	7,954

28.1 Real estate held for own use and equipment

Net book value	General account real estate held for own use	Equipment	Total
At January 1, 2018	307	223	530
At December 31, 2018	263	235	498
At December 31, 2019	208	281	489

Cost
At January 1, 2019	363	538	901
Additions	-	105	106
Capitalized subsequent expenditure	(4)	-	(4)
Disposals	(94)	(24)	(118)
Unrealized gains/(losses) through equity	(4)	-	(4)
Realized gains/(losses) through income statement	10	-	10
Net exchange differences	4	9	13
Other	-	(5)	(5)
At December 31, 2019	276	624	900

Accumulated depreciation and impairment losses
At January 1, 2019	100	303	403
Depreciation through income statement	5	60	64
Disposals	(32)	(22)	(54)
Impairment losses reversed	(6)	-	(6)
Net exchange differences	2	5	7
Other	-	(3)	(3)
At December 31, 2019	68	343	411

Cost
At January 1, 2018	396	488	885
Additions	1	63	64
Acquired through business combinations	-	1	1
Capitalized subsequent expenditure	18	-	18
Disposals	(26)	(26)	(52)
Unrealized gains/(losses) through equity	(32)	-	(32)
Transfer to investments in real estate	(1)	-	(1)
Realized gains/(losses) through income statement	(4)	-	(4)
Net exchange differences	11	12	23
At December 31, 2018	363	538	901

Accumulated depreciation and impairment losses
At January 1, 2018	90	265	355
Depreciation through income statement	4	54	58
Disposals	(16)	(22)	(38)
Impairment losses	18	-	18
Transfer to investments in real estate	(1)	-	(1)
Net exchange differences	4	5	9
At December 31, 2018	100	303	403
General account real estate held for own use are mainly held by Aegon Americas and Aegon the Netherlands, with relatively smaller holdings at Aegon Hungary and Aegon Spain. The carrying value under a historical cost model amounted to EUR 231 million (2018: EUR 301 million).
51% of the value of the general account real estate held for own use was last revalued in 2019 (2018: 57%), based on market value appraisals by qualified internal and external appraisers. 99% of the appraisals in 2019 were performed by independent external appraisers (2018: 99%).

General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in Commissions and expenses in the income statement. The useful lives of buildings range between 40 and 50 years.
None of the equipment is held for lease (2018: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in Commissions and expenses in the income statement. Equipment is generally depreciated over a period of three to five years.

28.2 Receivables

	2019	2018
Loans to associates	16	12
Loans to joint ventures	-	18
Receivables from policyholders	945	969
Receivables from brokers and agents	288	396
Receivables from reinsurers	777	1,129
Cash outstanding from assets sold	320	116
Trade receivables	1,484	1,321
Cash collateral	1,383	616
Reverse repurchase agreements	76	-
Income tax receivable	102	102
Other	1,300	1,382
Provision for doubtful debts	(34)	(41)
At December 31	6,655	6,019

Current	6,611	5,989

Non-current	43	30
With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.
The movements in the provision for doubtful debts during the year were as follows:

	2019	2018
At January 1	(41)	(48)
Additions charged to earnings	(9)	(7)
Unused amounts reversed through the income statement	8	4
Disposal of business	4	-
Used during the year	5	10
At December 31	(34)	(41)
28.3 Accrued income

	2019	2018
Accrued interest	1,436	1,415
Other	6	21
At December 31	1,442	1,436
Of accrued income EUR 1,442 million is current (2018: EUR 1,421 million).

28.4
Right-of-use
assets

Net book value	Real estate for own use	Equipment	Other	Total
At December 31, 2019	227	25	3	255
Cost
At January 1, 2019	213	18	5	235
Additions	40	19	1	59
Modification of lease contracts	2	-	-	3
Net exchange differences	8	-	-	8
At December 31, 2019	262	37	5	305
Accumulated depreciation and impairment losses
At January 1, 2019	-	-	-	-
Depreciation through income statement	35	13	2	50
At December 31, 2019	36	13	2	50
Right-of-use
assets are mainly held by Aegon UK and Aegon Americas and they are mainly office buildings held for own use.
For information on the Lease liabilities and respective maturity analysis, please refer to note 41 Other liabilities and note 4 Financial risks, respectively.